Purchases and other expenses - Restructuring and integration costs - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Purchases and other expenses [abstract]
Restructuring and integration provision - opening balance	€ 377	€ 375	€ 414
Additions with impact on income statement	162	150	234
Reversals releases with impact on income statement	(15)	(34)	(19)
Utilizations without impact on income statement	(143)	(133)	(205)
Translation adjustment	(1)	(1)	(1)
Reclassifications and other items	9	20	(48)
Reclassification to assets held for sale	0	0	0
Restructuring and integration provision - closing balance	€ 389	€ 377	€ 375